RELATED-PARTY TRANSACTIONS AND ARRANGEMENTS - Management and investment advisory fees (Details) - USD ($)			6 Months Ended
	Dec. 06, 2019	Aug. 20, 2019	Jun. 30, 2021
Related Party Transaction [Line Items]
Investment advisory fee, percent per quarter	0.375%
Advisors
Related Party Transaction [Line Items]
Management fee per annum		$ 250,000	$ 250,000
Management fee per quarter		$ 62,500	$ 62,500
Management fee percent per annum		1.50%	1.50%
Management fee percent per quarter		(0.375%)	0.375%
Investment advisory fee, percent per annum	1.50%
Investment sub-advisory fees, percent per quarter	50.00%